Leases - Summary of Lease Asset and Liability (Detail) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of fair value measurement of assets [line items]
Right-of-use Assets	$ 616,578	$ 385,369	$ 270,147
Buildings [member]
Disclosure of fair value measurement of assets [line items]
Right-of-use Assets	$ 616,578	$ 385,369